Plant and Equipment	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Plant and Equipment	13. PLANT AND EQUIPMENT The Group acquired US$337 thousand and US$6 thousand of equipment during the six months ended June 30, 2022 and 2023, respectively.